UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL

INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 163.8%
Long-Term Municipal Bonds - 163.8%
Alabama - 5.6%
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/29 (Pre-refunded/ETM)	$3,000	$3,795,810
Huntsville AL Hlth Care Auth
Series 02B
5.75%, 6/01/32 (Pre-refunded/ETM)	6,000	6,169,020
Jefferson Cnty AL LT Sch Wts
Series 04A
5.25%, 1/01/18-1/01/23	3,100	2,884,018
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	1,535	1,568,678
FGIC Series 02B
5.00%, 2/01/41 (Pre-refunded/ETM)	2,465	2,522,188
Marshall Cnty AL Hlth Care Auth
Series 02A
5.75%, 1/01/32	2,500	2,526,150
Series 02D
5.75%, 1/01/32	3,000	3,031,380
Montgomery AL BMC Spl Care (Baptist Health Montgomery)
Series 04C
5.125%, 11/15/24	1,500	1,543,935

		24,041,179

Alaska - 2.4%
Alaska Intl Arpt
NPFGC Series 03B
5.00%, 10/01/26	2,000	2,059,020
Alaska Muni Bond Bank Auth
NPFGC Series 04G
5.00%, 2/15/22 (Pre-refunded/ETM)	1,585	1,733,182
5.00%, 2/15/24 (Pre-refunded/ETM)	1,345	1,470,744
Four Dam Pool AK Elec
Series 04
5.00%, 7/01/24 (Pre-refunded/ETM)	1,035	1,146,749
5.25%, 7/01/25 (Pre-refunded/ETM)	2,195	2,445,120
5.25%, 7/01/26 (Pre-refunded/ETM)	1,385	1,542,821

		10,397,636

Arizona - 1.7%
Arizona Cap Fac Fin Corp. (Arizona St Univ)
Series 00
6.25%, 9/01/32	1,550	1,550,326
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,250	1,368,500
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	4,150	4,428,976

		7,347,802

	Principal Amount (000)	U.S. $ Value
California - 19.4%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	$4,860	$6,033,593
California GO
5.00%, 2/01/32	2,450	2,558,805
5.25%, 4/01/30	20	20,075
Series 04
5.00%, 2/01/33	1,100	1,143,714
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 96A
5.30%, 7/01/21	4,000	4,351,280
Coachella Valley CA USD COP
NPFGC Series 03
5.00%, 9/01/31	1,000	1,008,100
Coast CA CCD GO
AGM Series 06B
5.00%, 8/01/23-8/01/24 (a)	11,370	12,728,487
Golden St Tobacco Sec CA
RADIAN Series 03
5.50%, 6/01/43 (Pre-refunded/ETM)	2,250	2,398,995
XLCA Series 03B
5.50%, 6/01/33 (Pre-refunded/ETM)	3,000	3,198,660
Grossmont-Cuyamaca CCD CA GO
AGC
5.00%, 8/01/22-8/01/23 (a)	4,480	5,183,376
Hartnell CA CCD GO
NPFGC Series 03A
5.00%, 8/01/27 (Pre-refunded/ETM)	1,155	1,236,069
La Quinta CA Fin Auth (La Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	2,000	2,060,100
Long Beach CA Bond Fin Auth (Aquarium of The Pacific)
AMBAC Series 2001
5.00%, 11/01/26	1,460	1,466,993
Los Angeles CA CCD GO
Series F-1
5.00%, 8/01/28	5,800	6,527,262
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/18	1,715	1,723,318
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	5,700	6,577,572
Los Angeles CA Regl Arpts Impt Corp. (Laxfuel Corp.)
AMBAC Series 01
5.50%, 1/01/32	9,500	9,503,800
Los Angeles CA Wstwtr Sys
5.00%, 6/01/26	7,000	8,221,780
Pomona CA COP
AMBAC Series 03

	Principal Amount (000)	U.S. $ Value
5.50%, 6/01/34	$3,000	$3,103,470
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,455	1,564,940
San Rafael CA Elem SD GO
AGM Series 03A
5.00%, 8/01/28 (Pre-refunded/ETM)	2,820	2,886,862

		83,497,251

Colorado - 4.5%
Colorado Edl & Cultural Facs Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	480	439,618
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,425	2,596,089
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	2,560	2,596,736
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/25	6,865	7,411,934
Northwest Met Dist #3 CO
6.125%, 12/01/25	1,000	893,840
Park Creek Met Dist CO
Series 05
5.25%, 12/01/25	3,000	3,067,710
5.50%, 12/01/30	890	906,340
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/22 (b)(c)	1,970	886,500
Series 04
6.125%, 12/01/19 (b)	1,180	531,000

		19,329,767

District of Columbia - 0.8%
District of Columbia Tax Incr (Gallery Place Proj)
AGM Series 02
5.40%, 7/01/31	3,500	3,552,325

Florida - 11.9%
Beacon Tradeport CDD FL
Series 02B
7.25%, 5/01/33	4,930	4,995,125
Florida Brd of Ed GO
Series 2011E
5.00%, 6/01/25	4,800	5,945,952
Florida HFC MFHR (Westlake Apts)
AGM Series 02-D1
5.40%, 3/01/42	8,780	8,783,073
Florida HFC MFHR (Westminster Apts)
AGM Series 02E-1
5.40%, 4/01/42	3,000	3,002,220

	Principal Amount (000)	U.S. $ Value
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011A
5.00%, 10/01/25-10/01/27	$4,205	$4,966,704
Florida St Univ Fin Asst
AMBAC Series 02
5.00%, 10/01/31	5,000	5,046,400
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	4,000	4,262,800
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
NPFGC-RE Series 02
5.375%, 10/01/32	6,040	6,079,139
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,175	2,189,246
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	1,045	992,907
Orange Cnty FL Hlth Fac Auth
Series 02
5.75%, 12/01/32 (Pre-refunded/ETM)	2,800	2,924,124
Univ of Central FL COP
NPFGC-RE Series 04A
5.125%, 10/01/24	1,325	1,340,171
Village CDD #5 FL
Series 03A
6.00%, 5/01/22	535	543,576

		51,071,437

Georgia - 0.6%
Cartersville GA Dev Auth (Anheuser-Busch Cos., Inc.)
Series 02
5.95%, 2/01/32	2,510	2,512,435

Hawaii - 2.3%
Hawaii Arpts Sys
Series 2010A
5.00%, 7/01/34	5,000	5,424,600
Hawaii Dept Budget & Finance (Hawaiian Electric Co.)
XLCA Series 03B
5.00%, 12/01/22	4,500	4,564,125

		9,988,725

Illinois - 11.3%
Chicago IL GO
AGM Series A
5.00%, 1/01/25	380	398,339
Chicago IL HFA SFMR (Chicago IL HFA)
Series 02B
6.00%, 10/01/33	240	245,220
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
NPFGC Series A

	Principal Amount (000)	U.S. $ Value
5.375%, 1/01/32	$15,000	$15,008,550
XLCA Series 03B-1
5.25%, 1/01/34	4,860	4,965,122
Chicago IL Tax Increment (Diversey/Narragansett Proj)
7.46%, 2/15/26	1,795	1,796,400
Cook Cnty IL SD #29 GO
AGM Series 04
5.00%, 12/01/20	2,000	2,154,200
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,633	2,443,319
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	1,250	1,042,512
Illinois Finance Auth (Loyola Univ)
XLCA Series 04A
5.00%, 7/01/24	1,495	1,566,147
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	1,785	1,736,983
Metro Pier & Expo Auth IL Spl Tax
NPFGC Series 02A
5.25%, 6/15/42	5,500	5,547,960
Univ of Illinois
AGM Series 07A
5.25%, 10/01/26(a)	10,800	11,797,272

		48,702,024

Indiana - 2.9%
Hendricks Cnty IN GO
Series 04
5.50%, 7/15/21-7/15/22	2,150	2,208,660
Indianapolis IN Loc Bond Bank
NPFGC Series 2A
5.25%, 7/01/33 (Pre-refunded/ETM)	10,000	10,207,400

		12,416,060

Iowa - 0.1%
Coralville IA BANS
Series 07C
5.00%, 6/01/18	260	286,764

Kansas - 0.3%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,395	1,325,696

Louisiana - 4.3%
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	4,270	4,542,554
Louisiana HFA SFMR (Louisiana HFA)
Series 02C
5.60%, 6/01/33	495	505,994

	Principal Amount (000)	U.S. $ Value
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	$535	$596,536
New Orleans LA GO
NPFGC
5.00%, 3/01/18	2,285	2,479,316
5.25%, 12/01/20	1,000	1,078,500
NPFGC Series 05
5.00%, 12/01/29	2,700	2,793,825
RADIAN Series A
5.00%, 12/01/22	5,875	6,384,069

		18,380,794

Massachusetts - 1.8%
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Pre-refunded/ETM)	3,470	3,600,264
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	2,000	2,020,880
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,100	2,112,957

		7,734,101

Michigan - 7.1%
Detroit MI Swr Disp
NPFGC
5.25%, 7/01/22	5,000	5,443,200
Michigan Strategic Fund (Detroit Edison Co.)
XLCA Series 02C
5.45%, 12/15/32	5,000	5,022,750
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/23	2,140	1,971,689
Wayne State Univ MI
Series 2009
5.00%, 11/15/29	16,500	18,279,360

		30,716,999

Minnesota - 0.3%
Shakopee MN Hlthcare Fac (St Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	1,200	1,225,200

Mississippi - 0.9%
Gulfport MS Hosp Fin Auth (Memorial Hosp At Gulfport)
Series 01A
5.75%, 7/01/31	4,000	4,004,440

	Principal Amount (000)	U.S. $ Value
Missouri - 0.8%
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	$2,000	$2,210,380
Missouri HDC SFMR (Missouri HDC)
Series 02A-1
5.58%, 9/01/32	585	601,257
Riverside MO IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	600	617,220

		3,428,857

Nevada - 2.9%
Carson City NV Hosp (Carson Tahoe Hospital)
RADIAN Series 03A
5.00%, 9/01/23	4,700	4,776,798
Reno NV Spl Tax
NPFGC-RE Series 02
5.375%, 6/01/32 (Pre-refunded/ETM)	4,710	4,788,233
5.375%, 6/01/32	2,790	2,795,134

		12,360,165

New Hampshire - 0.2%
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	820	855,809

New Jersey - 1.4%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	5,095	5,245,150
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	500	550,310

		5,795,460

New York - 15.8%
New York NY GO
5.00%, 8/01/28	1,690	1,987,491
Series 04G
5.00%, 12/01/23	1,600	1,770,416
Series 06
5.00%, 6/01/22	1,160	1,345,867
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	5,000	6,084,550
New York NY Trnsl Fin Auth
Series 2007B
5.00%, 11/01/24	7,395	8,510,018
Series 2011B
5.00%, 2/01/26	10,000	12,083,100

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/26 (a)	$7,000	$8,155,000
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (a)	7,000	8,290,905
New York St Envrn Fac Corp. (New York Ny Mun Wtr Fin Auth)
5.00%, 6/15/27	5,000	5,987,150
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	300	331,272
Triborough Brdg & Tunl Auth NY
5.00%, 1/01/26	10,000	12,271,100
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,775	1,229,081

		68,045,950

North Carolina - 1.0%
Charlotte NC Arpt (Charlotte Douglas Intl Arpt)
NPFGC Series 04A
5.25%, 7/01/24	2,895	3,080,106
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM Series 08
5.25%, 6/01/22	1,080	1,262,434

		4,342,540

North Dakota - 0.6%
North Dakota HFA SFMR (North Dakota HFA)
Series 02
5.65%, 1/01/34	520	520,270
Ward Cnty ND Hlth Care Fac (Trinity Health)
Series 2006
5.125%, 7/01/18-7/01/20	2,075	2,170,710

		2,690,980

Ohio - 1.5%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25 (b)(d)	1,840	1,515,461
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	5,000	5,082,650

		6,598,111

Oregon - 2.6%
Forest Grove OR (Pacific Univ)

	Principal Amount (000)	U.S. $ Value
RADIAN Series 05A
5.00%, 5/01/28	$4,760	$4,792,178
Oregon Dept of Admin Svcs (Oregon Lottery)
Series 2011A
5.25%, 4/01/25	5,000	6,263,600

		11,055,778

Pennsylvania - 2.9%
Allegheny Cnty PA IDA (Residential Resources, Inc.)
5.00%, 9/01/21	500	484,450
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	3,495	3,905,697
Pennsylvania Econ Dev Fin Auth (30th St Station Pkg Garage PA)
ACA Series 02
5.875%, 6/01/33	4,100	4,114,186
Pennsylvania Hgr Ed Fac Auth (Univ of Pennsylvania)
5.00%, 9/01/28	1,500	1,782,780
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24 (b)	1,150	996,015
Wilkes-Barre PA Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	990	1,049,529

		12,332,657

Puerto Rico - 2.3%
Puerto Rico GO
5.25%, 7/01/23	2,625	2,778,143
Series 01A
5.50%, 7/01/19	1,705	1,946,155
Series 03A
5.25%, 7/01/23	500	514,365
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	1,000	1,086,870
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	3,370	3,623,828

		9,949,361

Rhode Island - 1.4%
Rhode Island Hlth Ed Bldg Corp. (Times 2 Academy RI)
Series 04
5.00%, 12/15/24	5,845	5,969,791

South Carolina - 2.2%
Charleston SC Eld Excellence Fin Corp. (Charleston Cnty SC SD Lease)
5.25%, 12/01/30	2,000	2,166,780

	Principal Amount (000)	U.S. $ Value
Dorchester Cnty SC SD #2 Lease
AGC
5.00%, 12/01/29	$1,600	$1,675,248
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
Series 05
5.00%, 12/01/27	5,450	5,756,235

		9,598,263

Tennessee - 2.4%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,760	1,857,768
5.25%, 9/01/26	725	758,531
Tennessee Ed Fndg Corp. (Tennessee Ed Fndg Stud Ln)
Series 97A
6.20%, 12/01/21	7,705	7,728,963

		10,345,262

Texas - 34.0%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	960	1,115,923
Bexar Cnty TX HFC MFHR (Doral Club & Sutton House Apts)
NPFGC Series 01A
5.55%, 10/01/36	13,750	12,675,712
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	525	529,678
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	480	480,989
Series 2008
5.00%, 8/15/21	1,210	1,212,505
Dallas Fort Worth TX Intl Arpt
NPFGC Series 03A
5.25%, 11/01/25	2,000	2,057,240
NPFGC-RE Series 01
5.50%, 11/01/35	5,290	5,313,011
Dallas TX ISD GO
6.00%, 2/15/28	2,500	3,032,425
Dripping Springs TX ISD GO
5.125%, 2/15/28(e)	5,715	6,504,413
Fort Bend TX ISD GO
Series 2009
5.00%, 2/15/27	7,560	9,132,858
Frisco TX GO
NPFGC-RE
5.00%, 2/15/23	3,220	3,612,454
Garza Cnty Pub Fac Corp. (Garza Cnty TX Lease Corr Fac)
5.50%, 10/01/19	865	886,893
Gulf Coast Wtr Auth TX (Anheuser-Busch Cos., Inc.)
Series 02

	Principal Amount (000)	U.S. $ Value
5.90%, 4/01/36	$9,000	$9,018,540
Harris City TX Toll Road
AGM Series 02
5.125%, 8/15/32 (Pre-refunded/ETM) (e)	7,500	7,696,800
Harris Cnty TX Met Trnsp Auth
5.00%, 11/01/26	4,000	4,844,520
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14-8/15/19	1,090	1,131,504
Houston TX Util Sys
Series 2011D
5.00%, 11/15/25-11/15/26	8,500	10,321,835
Lewisville TX Spl AD #2
ACA Series 05
6.00%, 10/01/25	1,100	1,165,703
Lower Colorado River Auth TX
5.00%, 5/15/31	1,405	1,435,587
5.00%, 5/15/31 (Pre-refunded/ETM)	10	10,602
5.00%, 5/15/31 (Pre-refunded/ETM)	45	47,737
5.25%, 5/15/25 (Pre-refunded/ETM)	10	10,634
5.25%, 5/15/25	1,595	1,647,747
5.25%, 5/15/25 (Pre-refunded/ETM)	70	74,481
AMBAC Series 03
5.25%, 5/15/25 (Pre-refunded/ETM)	125	133,002
NPFGC
5.00%, 5/15/31 (Pre-refunded/ETM)	30	31,825
NPFGC Series 02A
5.00%, 5/15/31 (Pre-refunded/ETM)	10	10,608
Matagorda Cnty TX Nav Dist (Centerpoint Energy Houston)
Series 04
5.60%, 3/01/27	2,000	2,072,620
San Antonio TX Arpt Sys (San Antonio TX Intl Airport)
NPFGC-RE Series 02A
5.25%, 7/01/27	5,250	5,275,725
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28-9/01/33	2,250	2,270,212
Texas GO
Series 02A
5.50%, 8/01/41	9,470	9,552,673
Series 05
5.00%, 4/01/28	8,000	8,845,440
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,720	1,916,613
Texas Trnsp Comm
Series 07
5.00%, 4/01/23 (a)	20,600	24,122,806
Univ of Texas
Series A
5.25%, 8/15/22	6,825	8,191,024

		146,382,339

	Principal Amount (000)	U.S. $ Value
Utah - 0.4%
Utah Hsg Corp. MFHR (Bluffs Apts)
Series 02A
5.60%, 7/20/30	$1,480	$1,513,729

Virginia - 2.0%
Fauquier Cnty VA IDA (Fauquier Hospital Obl Grp)
RADIAN Series 02
5.25%, 10/01/31	8,500	8,725,845

Washington - 6.2%
Energy Northwest WA (Bonneville Power Admin)
Series 2011A
5.00%, 7/01/23	5,250	6,488,318
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.125%, 6/01/28	5,200	5,841,784
Series 2009
5.00%, 6/01/27	3,885	4,359,980
Twenty Fifth Ave Pptys WA (Univ of WA Dorm 25th Ave)
NPFGC Series 02
5.25%, 6/01/33	9,750	9,784,807

		26,474,889

Wisconsin - 5.0%
Wisconsin GO (Wisconsin SRF)
Series 03
5.00%, 11/01/26	3,180	3,315,309
Wisconsin Hlth & Ed Fac Auth (Ministry Health Care, Inc.)
NPFGC Series 02A
5.25%, 2/15/32	13,615	13,764,084
Wisconsin Hsg & Econ Dev Auth SFMR (Wisconsin Hsg & Econ Dev Auth)
NPFGC Series A
5.60%, 5/01/33	4,525	4,533,236

		21,612,629

Total Long-Term Municipal Bonds (cost $669,495,266)		704,609,050

	Shares
SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (f) (cost $6,626,940)	6,626,940	6,626,940

U.S. $ Value
Total Investments - 165.4% (cost $676,122,206) (g)	$711,235,990
Other assets less liabilities - (9.1)%	(38,931,541)
Preferred Shares at liquidation value - (56.3)%	(242,225,000)

Net Assets Applicable to Common Shareholders - 100.0% (h)	$430,079,449

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$3,000	7/30/26	4.090%	SIFMA	*	$(869,515)
Merrill Lynch Capital Services, Inc.	6,500	8/9/26	4.063%	SIFMA	*	(1,914,550)
Merrill Lynch Capital Services, Inc.	7,100	11/15/26	4.378%	SIFMA	*	(2,418,839)

						$(5,202,904)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Illiquid security.
(c)	Security is in default and is non-income producing.
(d)	Fair valued.
(e)	An amount of $4,334,899 has been segregated to collateralize open interest rate swap agreements for the National Municipal Income Fund.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,129,016 and gross unrealized depreciation of investments was $(5,015,232), resulting in net unrealized appreciation of $35,113,784.
(h)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of January 31, 2012, the Fund held 64.0% of net assets in insured bonds (of this amount 14.5% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds). 22.6% of the Fund’s insured bonds were insured by NPFGC.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District

CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue Bond
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein National Municipal Income Fund

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$670,226,790		$34,382,260		$704,609,050
Short-Term Investments		6,626,940		– 0	–	– 0	–	6,626,940

Total Investments in Securities		6,626,940		670,226,790		34,382,260		711,235,990
Other Financial Instruments* :
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Interest Rate Swap Contracts		– 0	–	– 0	–	(5,202,904)		(5,202,904)

Total		$6,626,940		$670,226,790		$29,179,356		$706,033,086

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds		Interest Rate Swap Contracts		Total
Balance as of 10/31/11	$30,276,122		$(4,384,798)		$25,891,324
Accrued discounts/(premiums)	(9,236)		– 0	–	(9,236)
Realized gain (loss)	(461,500)		(368,578)		(830,078)
Change in unrealized appreciation/depreciation	813,169		(818,106)		(4,937)
Purchases	– 0	–	– 0	–	– 0	–
Sales	(1,394,500)		– 0	–	(1,394,500)
Settlements	– 0	–	368,578		368,578
Transfers in to Level 3	5,158,205		– 0	–	5,158,205
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 1/31/12	$34,382,260		$(5,202,904)		$29,179,356

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$326,500		$(1,017,469)		$(690,969)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 22, 2012